Activity in the reserve for restructuring costs (Detail) (Restructuring Charges Member, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Restructuring Charges Member
Restructuring Cost And Reserve [Line Items]
Restructuring Reserve	$ 0
Restructuring Reserve Expense	14,785
Restructuring and Related Cost Incurred Cost	(1,249)
Restructuring Reserve	$ 13,536